Property And Equipment, Net (Property And Equipment) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment, Net [Abstract]
Land	$ 18,405	$ 16,206
Buildings and leasehold improvements	476,057	368,341
Equipment	539,518	536,328
Computer software	1,025,468	1,013,461
Property and equipment, gross	2,059,448	1,934,336
Accumulated depreciation	(1,244,111)	(1,255,194)
Property and equipment, net	$ 815,337	$ 679,142